CXApp Acquisition (Details) - Schedule of Acquisition Liability - CxApp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition, Contingent Consideration [Line Items]
Option payout		$ 296
Bonus payout		34
Seller transaction expenses		72
Miscellaneous accrued expenses		174
Total current		576
Option payout		493
Bonus payout		57
Holdback funds		4,875
Total noncurrent		5,425
Total acquisition liability		6,001
Less adjustment to holdback funds due to measurement period adjustment		(209)
Less payments made during the year ended December 31, 2021	$ (5,135)	(460)
Less payments made during the year ended December 31, 2022	(5,135)	$ (460)
Total acquisition liability	$ 197